Leases - ROU Assets and Liabilities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Assets and Liabilities, Lessee [Abstract]
Finance, ROU assets	$ 17
Finance, current lease liabilities	9
Finance, long-term lease liabilities	9
Finance, present value of lease liabilities	18
Operating, ROU assets	22
Operating, current lease liabilities	9
Operating, long-term lease liabilities	16
Operating, present value of lease liabilities	$ 25